LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of components of rental expense

The components of rental expense for the year ended December 31, 2019 consist as follows:

Year Ended December 31, 2019
RMB
Short-term rental expense	93,548
Operating lease expense excluding short-term rental expense	218,314

Schedule of other information related to operating leases

Year Ended
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities	314,300
Non-cash right-of-use assets in exchange for new lease liabilities	432,898
Weighted average remaining lease term	3.74
Weighted average discount rate	5.86%

Schedule of maturities of lease liabilities

RMB
Year ending December 31,
2020	287,155
2021	250,864
2022	185,389
2023	116,938
2024	53,306
2025 and thereafter	22,891
Total lease payments	916,543
Less: imputed interest	166,023
Total	750,520
Less: current portion	241,710
Non-current portion	508,810